INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Cost	$3,943	$3,629
Accumulated amortization	(900)	(782)
Total	$3,043	$2,847
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12 month period ended December 31, 2022
Cost at beginning of the period	$3,629	$3,332
Additions, net of disposals	17	81
Foreign currency translation	297	216
Ending Balance	$3,943	$3,629
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12 month period ended December 31, 2022
Accumulated amortization at beginning of the period	$(782)	$(645)
Amortization	(53)	(101)
Foreign currency translation	(65)	(36)
Ending Balance	$(900)	$(782)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Brazilian regulated gas transmission operation	$3,014	$2,816
U.K. regulated distribution operation	29	31
Total	$3,043	$2,847